Average Annual Total Returns - PROFUND VP U.S. GOVERNMENT PLUS	None OneYear	None FiveYears	None TenYears	None Inception Date	Ryan Labs Returns Treasury Yield Curve 30 Year Index OneYear		Ryan Labs Returns Treasury Yield Curve 30 Year Index FiveYears		Ryan Labs Returns Treasury Yield Curve 30 Year Index TenYears
Total	20.69%	8.05%	8.31%	May 01, 2002	18.99%	[1]	8.32%	[1]	8.18%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.